Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014 Parent Guarantor UCI Holdings Limited [Member]	Sep. 30, 2014 Issuer UCI International [Member]	Sep. 30, 2013 Issuer UCI International [Member]	Sep. 30, 2014 Guarantor Subsidiaries [Member]	Sep. 30, 2013 Guarantor Subsidiaries [Member]	Sep. 30, 2014 Non-Guarantor Subsidiaries [Member]	Sep. 30, 2013 Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ (36,382)	$ (365)	$ 14	$ (8,150)	$ (56,289)	$ (37,679)	$ 48,834	$ 9,433	$ 7,090
Cash flows from investing activities:
Capital expenditures	(27,059)	(25,286)				(22,162)	(21,580)	(4,897)	(3,706)
Proceeds from sale of property, plant and equipment	1,494	47				1,004	9	490	38
Net cash used in investing activities	(25,565)	(25,239)				(21,158)	(21,571)	(4,407)	(3,668)
Cash flows from financing activities:
Revolver borrowings	20,000			20,000
Debt repayments	(2,303)	(2,285)		(2,250)	(2,250)	(44)	(35)	(9)
Intercompany dividends received (paid)						9,446	3,383	(9,446)	(3,383)
Change in intercompany indebtedness							102		(102)
Net cash provided by (used in) financing activities	17,697	(2,285)		17,750	(2,250)	9,402	3,450	(9,455)	(3,485)
Effect of exchange rate changes on cash	(550)	(14)						(550)	(14)
Net (decrease) increase in cash and cash equivalents	(44,800)	(27,903)	14	9,600	(58,539)	(49,435)	30,713	(4,979)	(77)
Cash and cash equivalents at the beginning of period	76,619	78,917	1	3,026	61,565	57,407	4,921	16,185	12,430
Cash and cash equivalents at the end of period	$ 31,819	$ 51,014	$ 15	$ 12,626	$ 3,026	$ 7,972	$ 35,634	$ 11,206	$ 12,353